Related party and Employee transactions	12 Months Ended
Dec. 31, 2014
Related party and employee transactions [Abstract]
Related party and employee transactions

18. Related party and employee transactions

(a) Amounts due from related party

	December 31, 2013	December 31, 2014
	US$	US$
Due from related party	820,089	125,374,349

 This balance represents a receivable due from Shaanxi Zhongmao related to advances for operational needs without any fixed payments terms, which mainly consisted of the amount of US$104,410,477 for acquiring parcels of land in Xi'an. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

(b) Amounts due from employees

	December 31, 2013	December 31, 2014
	US$	US$
Advances to employees	59,226	50,057

The balance represents cash advances to employees for traveling expenses and other expenses. The balances are unsecured, bear no interest and have no fixed payment terms.

(c) Others

For the year ended December 31, 2014, total directors' remuneration amounted to US$8,145,311 (2012: US$3,078,519; 2013: US$9,690,085).

Before July 1, 2013, the Company entered into a series of consulting agreements with a consulting company that is beneficially owned by Yong Cui (“Dr. Cui”), one of the directors of the Company. Under the agreements, the Company pays an annual fee of US$600,000 from 2012. On July 1, 2013, the Company entered into an employment agreement (“Employment Agreement”) with Dr. Cui to employ him as the President of the Company from July 1, 2013 to June 30, 2016. According to the Employment Agreement, all the consulting agreements with Dr. Cui and his related company signed before July 1, 2013 were terminated. During the year ended December 31, 2013, the Company paid US$300,000 to Dr. Cui under the agreements. No amounts were paid to Dr. Cui under the agreements during the year ended December 31, 2014. As of December 31, 2014 and December 31, 2013, there were no balances due to Dr. Cui relating to the aforementioned terminated consulting agreements.

 In November 2011, the Company entered into a business development advisory services agreement with Karmen Equities Limited, of which Omer Ozden (“Mr. Ozden”), then one of the Company's independent directors, is a minority shareholder. The term of this agreement was six months with advisory fees based on an hourly rate; and the agreement was to be automatically renewed for an additional six month period upon expiration on a continuous basis. On September 19, 2013, Mr. Ozden resigned as a director of the Company and the advisory services agreement with the Company was terminated at that time. During the year ended December 31, 2013, the Company paid Mr. Ozden and Karmen Equities Limited US$112,426 in aggregate. There was no balance due to Mr. Ozden and Karmen Equities Limited as of December 31, 2013.